Share-based Compensation - Summary of Weighted Average Assumptionss (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Expected volatility	93.50%	49.70%	51.80%	49.30%
Risk-free interest rate	4.30%	4.20%	3.90%	4.10%
Expected term (in years)	6 years	6 years 1 month 6 days	6 years	6 years 1 month 6 days
Expected dividend yield	0.00%	0.00%	0.00%	0.00%